18. GOODWILL (Tables)	12 Months Ended
Dec. 31, 2018
Goodwill
Schedule of significant assumptions used in impairment test

The Company’s recoverable amount exceeded the carrying value therefore, no impairment was recognized. The most significant assumptions used in the quantitative impairment test were as follows:

	2017	2016
Discount rate	10.00%	10.75%
Terminal year growth rate	2.0%	2.0%